Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Income Tax Disclosure [Abstract]
Interest expense on unrecognized tax benefits	$ 0.4	$ 0.5	$ 0.4